EMPLOYEE BENEFITS	6 Months Ended
Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
EMPLOYEE BENEFITS

14.	REVENUE

The following table disaggregates the Group’s revenue by major sources:

	Six Months Ended March 3l,
	2025	2026
	RMB	RMB	USD
Engineering solutions of intelligent projects	97,860,980	120,264,552	17,434,699
Operation and maintenance of intelligent projects	4,303,976	3,682,377	533,833
Sales of equipment and materials of intelligent systems	10,290	345,882	50,142
Total	102,175,246	124,292,811	18,018,674

The following table summarizes the Group’s revenues recognized at a point in time or over time:

	Six Months Ended March 3l,
	2025	2026
	RMB	RMB	USD
Revenue recognized at a point in time	10,290	345,882	50,142
Revenue recognized over time	102,164,956	123,946,929	17,968,532
Total	102,175,246	124,292,811	18,018,674

Revenues with amount of RMB255,740 and RMB844,757 were recognized in the six months ended March 31,,2025 and March 31,2026, respectively, which were included in the balance of contract liabilities at the beginning of each year. Remaining unsatisfied performance obligations that will be recognized as revenue by the Group within the following 12 months are RMB18,048,402 and RMB36,541,289 of the remaining performance obligations as of March 31, 2025 and 2026, respectively, with the remainder recognized thereafter.

15.	EMPLOYEE BENEFITS

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. Total amounts of such employee benefit expenses, which were expensed as incurred, were approximately RMB621,329 and RMB565,612 for the six months ended March 31, 2025 and 2026, respectively.